Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment, Net	Estimated useful lives are as follows:
Estimated useful lives (years)
Leasehold improvement	3/5
Vehicle	4
Office equipment	5
Electronic equipment	3

Schedule of Estimated Useful Lives	The estimated useful lives of the Company’s intangible assets are listed below:
Estimated useful lives (years)
Copyright	10
Patent	10
Trademarks	10
Software	10

Schedule of Changes in Advance from Clients	Changes in advance from clients as follows:
	Years Ended December 31,
	2023	2022	2021

Advance from clients, beginning of the period	$187,630	$587,396	$205,881
Revenue deferred during the period	503,230	84,945	484,364
Recognition of revenue deferred in prior periods	(58,810)	(316,154)	(102,849)
Refund to clients	-	(131,590)	-
Foreign currency translation adjustment	(5,199)	(36,967)	-
Advance from clients, end of the period	$626,851	$187,630	$587,396

Schedule of Revenues by Services	Revenues by services:
	Years Ended December 31,
	2023	2022	2021
Revenues
Advisory and transaction service	$1,890,814	$2,000,219	$3,878,847
Corporate business training service	3,232,486	256,356	1,467,563
Corporate consulting service	326,292	862,081	839,531
Others	3,649	3,668	108,726
Total revenues	$5,453,241	$3,122,324	$6,294,667

Schedule of Revenue by Recognition Over Time Vs at Point in Time	Revenue by recognition over time vs at point in time:
	Years Ended December 31,
	2023	2022	2021
Revenue by recognition over time	$-	$-	$-
Revenue by recognition at a point in time	5,453,241	3,122,324	6,294,667
Total revenues	$5,453,241	$3,122,324	$6,294,667

Schedule of Translation Amounts	Translation of amounts from RMB into USD has been made at the following exchange rates from Board of Governors of the Federal Reserve System:
Balance sheet items, except for equity accounts
December 31, 2023	RMB 7.0999 to $1
December 20, 2023	RMB 7.1355 to $1
December 31, 2022	RMB 6.8972 to $1
December 31, 2021	RMB 6.3726 to $1

Statement of income and loss, and cash flows items
For the year ended December 31, 2023	RMB 7.0809 to $1
For the period from December 20, 2023 to December 31, 2023	RMB 7.1279 to $1
For the year ended December 31, 2022	RMB 6.7290 to $1
For the year ended December 31, 2021	RMB 6.4508 to $1